Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Property, plant and equipment	$ (177,664)	$ (175,502)
Other financial assets	3,204	2,884
Provisions	18,279	19,378
Tax loss carry forwards	72,388	64,195
Deferred tax liability	$ (83,793)	$ (89,045)